LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Schedule of Components of Lease Expense
The components of operating lease costs were as follows:
Year ended December 31, 2019

Operating lease cost	$12,462
Sublease income	(17)

Total net lease costs	$12,445

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to operating leases is as follows:

As of December 31, 2019

Operating lease ROU assets	$2,490
Operating lease liabilities, current	$1,383
Operating lease liabilities, long-term	$1,094
Weighted average remaining lease term (in years)	1.49
Weighted average discount rate	3.72%

Schedule of Future of Lease Payments
Future lease payments under operating leases as of December 31, 2019, are as follows:

As of December 31, 2019

2020	$1,203
2021	1,102
2022	242
2023	14
2024	2

Total undiscounted lease payments	$2,563
Less: imputed interest	(86)

Present value of lease liabilities	$2,477